Pension and similar obligations - Summary of Net Liability for Post-employment and Long-term Employee Benefit Plans (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	$ (4,090)	$ (4,784)
Fair value of plan assets	3,547	3,882
Present value of net obligations for funded plans	(543)	(902)
Present value of unfunded obligations	(542)	(619)
Present value of net obligations	(1,085)	(1,521)
Unrecognized asset	(63)	(38)	$ (43)	$ (32)
Net liability	(1,148)	(1,559)
Other long term employee benefits	(106)	(102)
Net liability	(1,254)	(1,661)
Employee benefits amounts in the statement of financial position:
Liabilities	(1,296)	(1,673)
Assets	42	12
Net liability	$ (1,254)	$ (1,661)